Quarterly Holdings Report
for

Fidelity® Enduring Opportunities Fund

January 31, 2021

IDF-QTLY-0321
1.9896223.101

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 8.8%
Entertainment - 2.1%
Activision Blizzard, Inc.	682	$62,062
Netflix, Inc. (a)	183	97,427
Sea Ltd. ADR (a)	156	33,807
The Walt Disney Co.	696	117,046
		310,342
Interactive Media & Services - 5.6%
Adevinta ASA Class B (a)	1,330	19,844
Alphabet, Inc.:
Class A (a)	87	158,980
Class C (a)	87	159,709
Facebook, Inc. Class A (a)	749	193,489
Kakao Corp.	84	33,123
Match Group, Inc. (a)	340	47,552
Rightmove PLC (a)	2,367	19,433
Tencent Holdings Ltd.	1,640	146,129
Yandex NV Series A (a)	345	21,611
Z Holdings Corp.	4,744	29,457
		829,327
Media - 1.1%
Cable One, Inc.	21	42,000
Charter Communications, Inc. Class A (a)	94	57,111
Schibsted ASA (A Shares)	489	18,485
The New York Times Co. Class A	939	46,565
		164,161

TOTAL COMMUNICATION SERVICES		1,303,830

CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.6%
Aptiv PLC	448	59,853
DENSO Corp.	646	35,814
		95,667
Automobiles - 0.8%
Ferrari NV	145	30,310
Maruti Suzuki India Ltd.	275	27,201
Toyota Motor Corp.	838	58,774
		116,285
Diversified Consumer Services - 0.8%
Arco Platform Ltd. Class A (a)	471	14,950
Grand Canyon Education, Inc. (a)	483	41,026
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	177	29,648
TAL Education Group ADR (a)	429	32,982
		118,606
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A	245	44,989
Compass Group PLC	1,874	33,475
Domino's Pizza, Inc.	110	40,784
Hilton Worldwide Holdings, Inc.	497	50,391
Jollibee Food Corp.	5,284	19,537
Marriott International, Inc. Class A	440	51,176
Oriental Land Co. Ltd.	206	32,155
Starbucks Corp.	687	66,508
Wingstop, Inc.	297	44,565
Yum! Brands, Inc.	450	45,671
		429,251
Household Durables - 0.4%
Maytronics Ltd.	1,551	27,159
NVR, Inc. (a)	9	40,018
		67,177
Internet & Direct Marketing Retail - 5.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	563	142,906
Amazon.com, Inc. (a)	117	375,125
Delivery Hero AG (a)(b)	256	38,989
Doordash, Inc.	251	48,511
Meituan Class B (a)	1,448	66,449
MercadoLibre, Inc. (a)	27	48,047
Naspers Ltd. Class N	215	49,736
Ocado Group PLC (a)	1,050	39,952
Wayfair LLC Class A (a)	132	35,946
		845,661
Leisure Products - 0.4%
Callaway Golf Co.	1,896	52,879
Multiline Retail - 0.4%
B&M European Value Retail SA	4,586	33,629
Dollarama, Inc.	640	25,019
		58,648
Specialty Retail - 4.0%
Carvana Co. Class A (a)	204	53,283
Fast Retailing Co. Ltd.	58	49,736
Five Below, Inc. (a)	316	55,531
Floor & Decor Holdings, Inc. Class A (a)	507	46,679
JD Sports Fashion PLC	2,488	25,465
Lowe's Companies, Inc.	434	72,413
National Vision Holdings, Inc. (a)	828	38,394
Nitori Holdings Co. Ltd.	107	21,238
The Home Depot, Inc.	394	106,703
TJX Companies, Inc.	902	57,764
Ulta Beauty, Inc. (a)	159	44,482
Workman Co. Ltd.	224	18,498
		590,186
Textiles, Apparel & Luxury Goods - 1.9%
Hermes International SCA	27	27,609
LVMH Moet Hennessy Louis Vuitton SE	108	65,296
Moncler SpA	630	35,635
NIKE, Inc. Class B	582	77,749
PVH Corp.	428	36,491
Shenzhou International Group Holdings Ltd.	1,738	34,095
		276,875

TOTAL CONSUMER DISCRETIONARY		2,651,235

CONSUMER STAPLES - 5.7%
Beverages - 1.5%
Ambev SA	10,211	28,199
China Resources Beer Holdings Co. Ltd.	3,556	31,417
Davide Campari Milano NV	2,784	29,988
Fever-Tree Drinks PLC	675	22,576
Kweichow Moutai Co. Ltd. (A Shares)	70	23,046
Monster Beverage Corp. (a)	565	49,059
Pernod Ricard SA	186	35,145
		219,430
Food & Staples Retailing - 2.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	980	29,889
Avenue Supermarts Ltd. (a)(b)	813	29,586
Casey's General Stores, Inc.	211	39,558
Clicks Group Ltd.	1,039	17,071
Costco Wholesale Corp.	205	72,248
Wal-Mart de Mexico SA de CV Series V	10,344	29,444
Walmart, Inc.	595	83,592
Welcia Holdings Co. Ltd.	548	18,625
		320,013
Food Products - 1.4%
Barry Callebaut AG	10	22,217
Cranswick PLC	457	21,377
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	820	25,151
Kerry Group PLC Class A	232	31,505
Lamb Weston Holdings, Inc.	613	45,791
McCormick & Co., Inc. (non-vtg.)	461	41,278
Vietnam Dairy Products Corp.	4,204	18,750
		206,069
Household Products - 0.2%
Unicharm Corp.	719	32,262
Personal Products - 0.4%
Kao Corp.	455	33,000
Shiseido Co. Ltd.	544	35,259
		68,259

TOTAL CONSUMER STAPLES		846,033

ENERGY - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. (a)	712	45,091
Hess Corp.	848	45,775
Parkland Corp.	696	20,884
PrairieSky Royalty Ltd.	2,625	21,677
Reliance Industries Ltd.	1,518	38,376
		171,803
FINANCIALS - 10.8%
Banks - 3.4%
Bank of America Corp.	3,242	96,125
Credicorp Ltd. (United States)	84	12,628
FinecoBank SpA	1,622	25,343
First Republic Bank	349	50,602
HDFC Bank Ltd. (a)	1,014	19,377
JPMorgan Chase & Co.	1,051	135,232
KBC Groep NV	448	31,381
Kotak Mahindra Bank Ltd. (a)	999	23,487
PNC Financial Services Group, Inc.	370	53,102
PT Bank Central Asia Tbk	13,301	32,044
Sbanken ASA (b)	2,939	23,263
		502,584
Capital Markets - 4.9%
Amundi SA (b)	291	21,683
Avanza Bank Holding AB	1,262	34,433
Bolsa Mexicana de Valores S.A.B. de CV	11,339	25,445
Brookfield Asset Management, Inc. (Canada) Class A	1,011	39,175
Charles Schwab Corp.	1,230	63,394
CME Group, Inc.	307	55,794
HDFC Asset Management Co. Ltd. (b)	684	27,005
Houlihan Lokey	582	37,743
HUB24 Ltd.	2,192	40,960
London Stock Exchange Group PLC	306	36,327
Moody's Corp.	182	48,459
Morningstar, Inc.	233	53,564
Netwealth Group Ltd.	1,933	25,498
Partners Group Holding AG	23	27,228
Raymond James Financial, Inc.	506	50,565
S&P Global, Inc.	164	51,988
St. James's Place Capital PLC	2,101	33,781
Value Partners Group Ltd.	48,854	32,451
VZ Holding AG	249	21,049
		726,542
Consumer Finance - 0.3%
Bajaj Finance Ltd.	580	37,689
Insurance - 2.0%
Arthur J. Gallagher & Co.	396	45,702
Assurant, Inc.	310	41,996
Chubb Ltd.	372	54,189
FBD Holdings PLC (a)	2,852	24,504
Hannover Reuck SE	145	22,523
HDFC Standard Life Insurance Co. Ltd. (a)(b)	2,694	25,067
Lifenet Insurance Co. (a)	1,366	18,623
Qualitas Controladora S.A.B. de CV	4,106	21,577
RenaissanceRe Holdings Ltd.	262	39,415
		293,596
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	1,125	36,715

TOTAL FINANCIALS		1,597,126

HEALTH CARE - 7.6%
Biotechnology - 0.3%
Abcam PLC	1,080	24,534
Xencor, Inc. (a)	400	18,300
		42,834
Health Care Equipment & Supplies - 4.0%
Align Technology, Inc. (a)	92	48,335
Boston Scientific Corp. (a)	1,536	54,436
Danaher Corp.	328	78,012
Fisher & Paykel Healthcare Corp.	1,210	30,120
Genmark Diagnostics, Inc. (a)	3,129	43,211
Hoya Corp.	306	39,132
IDEXX Laboratories, Inc. (a)	98	46,911
Intuitive Surgical, Inc. (a)	81	60,559
Masimo Corp. (a)	176	45,042
ResMed, Inc.	232	46,764
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	400	27,903
Straumann Holding AG	20	22,219
The Cooper Companies, Inc.	126	45,869
		588,513
Health Care Providers & Services - 1.3%
Chemed Corp.	80	41,432
Ryman Healthcare Group Ltd.	3,098	34,640
UnitedHealth Group, Inc.	340	113,417
		189,489
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	172	47,548
Life Sciences Tools & Services - 1.5%
10X Genomics, Inc. (a)	302	51,687
Lonza Group AG	51	32,574
Mettler-Toledo International, Inc. (a)	53	61,909
Sartorius Stedim Biotech	60	25,120
Wuxi Biologics (Cayman), Inc. (a)(b)	3,571	50,001
		221,291
Pharmaceuticals - 0.2%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	1,560	25,182

TOTAL HEALTH CARE		1,114,857

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	429	70,425
INVISIO AB	1,293	30,668
Northrop Grumman Corp.	173	49,584
Teledyne Technologies, Inc. (a)	117	41,770
		192,447
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	461	39,443
Deutsche Post AG	839	41,442
DSV Panalpina A/S	216	33,821
Expeditors International of Washington, Inc.	472	42,253
ZTO Express, Inc. sponsored ADR	812	26,861
		183,820
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	272	25,859
Building Products - 1.6%
Allegion PLC	377	40,343
Armstrong World Industries, Inc.	526	41,138
ASSA ABLOY AB (B Shares)	1,369	33,858
Belimo Holding AG (Reg.)	2	15,425
Kingspan Group PLC (Ireland) (a)	308	20,931
The AZEK Co., Inc.	1,013	40,409
Trex Co., Inc. (a)	535	49,097
		241,201
Commercial Services & Supplies - 0.9%
Cintas Corp.	137	43,582
Copart, Inc. (a)	426	46,754
Prosegur Compania de Seguridad SA (Reg.)	7,458	20,708
Waste Connection, Inc. (Canada)	202	19,901
		130,945
Construction & Engineering - 0.1%
Sweco AB (B Shares)	1,116	18,604
Electrical Equipment - 1.4%
AMETEK, Inc.	387	43,832
Generac Holdings, Inc. (a)	212	52,241
Nidec Corp.	362	48,174
Somfy SA	184	31,931
Vestas Wind Systems A/S	165	35,428
		211,606
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	343	67,012
Roper Technologies, Inc.	118	46,363
		113,375
Machinery - 3.3%
Atlas Copco AB (A Shares)	631	34,234
ESCO Technologies, Inc.	399	37,937
Fortive Corp.	643	42,489
Haitian International Holdings Ltd.	8,527	30,849
IDEX Corp.	230	42,824
Kone OYJ (B Shares)	334	26,314
Metawater Co. Ltd.	864	19,566
Minebea Mitsumi, Inc.	1,174	25,992
Miura Co. Ltd.	594	33,742
Rational AG	29	27,926
Schindler Holding AG (participation certificate)	90	23,795
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,451	36,282
SMC Corp.	47	28,430
Spirax-Sarco Engineering PLC	200	30,363
Tocalo Co. Ltd.	1,809	24,628
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	5,621	20,087
		485,458
Marine - 0.3%
SITC International Holdings Co. Ltd.	16,952	38,962
Professional Services - 3.3%
BayCurrent Consulting, Inc.	180	27,100
Centre Testing International Group Co. Ltd. (A Shares)	5,500	25,242
CoStar Group, Inc. (a)	54	48,584
Equifax, Inc.	271	47,997
Experian PLC	931	32,541
Exponent, Inc.	515	42,529
Funai Soken Holdings, Inc.	798	17,667
Headhunter Group PLC ADR	734	22,688
IHS Markit Ltd.	445	38,751
IR Japan Holdings Ltd.	152	25,526
Recruit Holdings Co. Ltd.	980	42,627
SaraminHR Co. Ltd.	917	21,318
Sporton International, Inc.	1,824	16,865
TriNet Group, Inc. (a)	523	38,760
Verisk Analytics, Inc.	241	44,224
		492,419
Road & Rail - 0.3%
Old Dominion Freight Lines, Inc.	219	42,486
Trading Companies & Distributors - 1.2%
AddTech AB (B Shares)	1,488	19,766
Ashtead Group PLC	732	37,039
IMCD NV	187	23,204
Indutrade AB	1,725	35,465
MonotaRO Co. Ltd.	541	27,116
SiteOne Landscape Supply, Inc. (a)	253	39,893
		182,483

TOTAL INDUSTRIALS		2,359,665

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 0.2%
Lumentum Holdings, Inc. (a)	420	39,396
Electronic Equipment & Components - 2.3%
Amphenol Corp. Class A	399	49,827
CDW Corp.	325	42,790
Cognex Corp.	688	56,505
Keyence Corp.	94	50,381
Lagercrantz Group AB (B Shares)	2,529	21,791
Murata Manufacturing Co. Ltd.	518	49,753
Renishaw PLC	369	30,335
Zebra Technologies Corp. Class A (a)	115	44,600
		345,982
IT Services - 3.4%
Adyen BV (a)(b)	14	29,246
Afterpay Ltd. (a)	433	44,707
Amadeus IT Holding SA Class A	515	32,879
Black Knight, Inc. (a)	522	42,642
Capgemini SA	268	38,865
Econocom Group SA	9,993	30,924
Edenred SA	526	28,578
FDM Group Holdings PLC	1,493	20,661
GMO Internet, Inc.	786	22,249
Kainos Group PLC	1,308	22,294
Keywords Studios PLC (a)	901	33,677
Maximus, Inc.	571	42,859
Reply SpA	252	30,887
Shopify, Inc. (a)	18	19,775
Softcat PLC	1,661	34,365
StoneCo Ltd. Class A (a)	364	26,172
		500,780
Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV (Netherlands)	153	81,680
Disco Corp.	111	36,083
eMemory Technology, Inc.	1,059	26,011
Entegris, Inc.	416	40,930
Lam Research Corp.	139	67,269
Silicon Laboratories, Inc. (a)	110	14,429
Taiwan Semiconductor Manufacturing Co. Ltd.	6,878	145,311
Tokyo Electron Ltd.	129	49,029
Universal Display Corp.	226	52,165
		512,907
Software - 11.0%
Adobe, Inc. (a)	197	90,378
Altium Ltd.	906	21,285
ANSYS, Inc. (a)	149	52,801
Atlassian Corp. PLC (a)	120	27,736
ATOSS Software AG	166	37,570
Cadence Design Systems, Inc. (a)	412	53,721
Ceridian HCM Holding, Inc. (a)	413	38,372
Constellation Software, Inc.	22	26,801
Coupa Software, Inc. (a)	141	43,692
CyberArk Software Ltd. (a)	206	33,012
Dassault Systemes SA	166	33,189
Digital Turbine, Inc. (a)	667	38,159
Intuit, Inc.	167	60,325
Manhattan Associates, Inc. (a)	402	45,518
Microsoft Corp.	1,948	451,861
Ming Yuan Cloud Group Holdings Ltd.	5,080	32,105
Money Forward, Inc. (a)	696	28,572
Nemetschek Se	288	20,341
Netcompany Group A/S (a)(b)	210	19,651
Paycom Software, Inc. (a)	101	38,354
PROS Holdings, Inc. (a)	965	40,665
Salesforce.com, Inc. (a)	374	84,359
SAP SE	437	55,450
SimCorp A/S	152	19,767
Synopsys, Inc. (a)	213	54,411
TeamViewer AG (a)(b)	464	24,049
Temenos Group AG	167	21,157
Topicus.Com, Inc. (a)(c)	40	151
Tyler Technologies, Inc. (a)	102	43,125
Workday, Inc. Class A (a)	221	50,284
Xero Ltd. (a)	350	34,744
		1,621,605

TOTAL INFORMATION TECHNOLOGY		3,020,670

MATERIALS - 3.8%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	184	49,084
Albemarle Corp. U.S.	323	52,539
Asian Paints Ltd.	869	28,712
Ecolab, Inc.	235	48,060
Givaudan SA	7	28,259
LG Chemical Ltd.	59	48,376
Linde PLC	234	57,424
Quaker Chemical Corp.	214	56,096
Sherwin-Williams Co.	76	52,577
Shin-Etsu Chemical Co. Ltd.	240	41,644
Sika AG	150	40,820
Symrise AG	219	27,294
		530,885
Construction Materials - 0.2%
James Hardie Industries PLC CDI (a)	1,225	34,443

TOTAL MATERIALS		565,328

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	276	62,751
ARGAN SA	220	23,601
Big Yellow Group PLC	1,378	20,882
Equinix, Inc.	79	58,457
Equity Lifestyle Properties, Inc.	741	45,082
Extra Space Storage, Inc.	393	44,719
Irish Residential Properties REIT PLC	13,271	23,288
National Storage (REIT) unit	15,304	22,340
Prologis (REIT), Inc.	570	58,824
Safestore Holdings PLC	2,028	22,521
Sun Communities, Inc.	314	44,943
Warehouses de Pauw	680	24,459
		451,867
Real Estate Management& Development - 0.8%
Amasten Fastighets AB (a)	22,911	22,318
Ayala Land, Inc.	31,277	24,535
Longfor Properties Co. Ltd. (b)	3,371	19,065
Oberoi Realty Ltd. (a)	3,642	26,340
Vonovia SE	498	33,324
		125,582

TOTAL REAL ESTATE		577,449

UTILITIES - 1.0%
Electric Utilities - 0.7%
Equatorial Energia SA	5,280	21,732
NextEra Energy, Inc.	1,000	80,870
		102,602
Water Utilities - 0.3%
American Water Works Co., Inc.	296	47,070

TOTAL UTILITIES		149,672

TOTAL COMMON STOCKS
(Cost $11,571,709)		14,357,668

Nonconvertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Sartorius AG (non-vtg.)
(Cost $13,707)	63	31,392

Money Market Funds - 3.1%
Fidelity Cash Central Fund 0.09% (d)
(Cost $446,794)	446,704	446,794
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $12,032,210)		14,835,854
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(52,344)
NET ASSETS - 100%		$14,783,510

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $307,605 or 2.1% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$76
Total	$76

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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